Derivatives - Summary of Derivative Contracts Maturity (Detail) - BRL (R$)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount		R$ 17,778,000,000
Futures [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	R$ 857,781,000,000	781,453,000,000
Swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	1,338,457,000,000	1,442,449,000,000
Option contract [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	1,621,736,000,000	1,738,849,000,000
Forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	26,129,000,000	23,989,000,000
Credit derivatives [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	21,556,000,000	20,060,000,000
NDF [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	278,531,000,000	313,463,000,000
Other derivative financial instruments [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	6,064,000,000	6,413,000,000
0-30 days [Member] | Futures [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	370,243,000,000	305,076,000,000
0-30 days [Member] | Swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	131,681,000,000	272,932,000,000
0-30 days [Member] | Option contract [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	1,230,470,000,000	1,012,965,000,000
0-30 days [Member] | Forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	3,173,000,000	19,013,000,000
0-30 days [Member] | NDF [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	77,962,000,000	131,205,000,000
0-30 days [Member] | Other derivative financial instruments [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	199,000,000	15,000,000
31-180 days [Member] | Futures [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	248,922,000,000	242,842,000,000
31-180 days [Member] | Swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	155,022,000,000	123,360,000,000
31-180 days [Member] | Option contract [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	268,254,000,000	216,425,000,000
31-180 days [Member] | Forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	13,402,000,000	3,999,000,000
31-180 days [Member] | Credit derivatives [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	6,602,000,000	8,515,000,000
31-180 days [Member] | NDF [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	113,359,000,000	124,470,000,000
31-180 days [Member] | Other derivative financial instruments [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	739,000,000	709,000,000
181-365 days [Member] | Futures [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	74,456,000,000	108,338,000,000
181-365 days [Member] | Swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	121,040,000,000	118,617,000,000
181-365 days [Member] | Option contract [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	45,731,000,000	250,966,000,000
181-365 days [Member] | Forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	9,551,000,000	972,000,000
181-365 days [Member] | Credit derivatives [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	826,000,000	804,000,000
181-365 days [Member] | NDF [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	48,091,000,000	38,006,000,000
181-365 days [Member] | Other derivative financial instruments [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	624,000,000	279,000,000
Non-current [Member] | Futures [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	164,160,000,000	125,197,000,000
Non-current [Member] | Swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	930,714,000,000	927,540,000,000
Non-current [Member] | Option contract [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	77,281,000,000	258,493,000,000
Non-current [Member] | Forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	3,000,000	5,000,000
Non-current [Member] | Credit derivatives [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	14,128,000,000	10,741,000,000
Non-current [Member] | NDF [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	39,119,000,000	19,782,000,000
Non-current [Member] | Other derivative financial instruments [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	R$ 4,502,000,000	R$ 5,410,000,000